ACQUISITIONS AND DIVESTITURES - Schedule of Statement of Operations Related to Discontinued Operations (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss from discontinued operations, net of income taxes		$ (11,704)		$ (48,129)
Fresh Vegetables | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues, net	$ 282,677	306,843	$ 879,131	890,820
Cost of sales	(267,732)	(304,829)	(850,671)	(902,164)
Gross profit (loss)	14,945	2,014	28,460	(11,344)
Selling, marketing, general and administrative expenses	(10,576)	(12,977)	(38,380)	(40,785)
Transaction and other operating costs	(3,223)	(113)	(10,042)	(113)
Operating income (loss) from discontinued operations	1,146	(11,076)	(19,962)	(52,242)
Other income, net	344	113	750	669
Net interest expense	(1,560)	(1,340)	(4,766)	(3,423)
Loss from discontinued operations before income taxes	(70)	(12,303)	(23,978)	(54,996)
Income tax (expense) benefit	(1,427)	623	(3,496)	6,858
Less: (Income) loss from discontinued operations attributable to noncontrolling interests	(175)	(24)	(142)	9
Loss from discontinued operations, net of income taxes	$ (1,672)	$ (11,704)	$ (27,616)	$ (48,129)